Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $)	Oct. 31, 2013	Oct. 31, 2012
Income Tax Disclosure [Abstract]
Accounts receivable, due to allowances for doubtful accounts and sales returns	$ 166,789	$ 77,356
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	951,543	995,304
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	119,054	755,772
Share-based compensation expense	50,541	205,131
Investment in Centric Solutions	137,119	153,631
Net operating loss carryforwards	960,984	951,397
Other	113,579	92,766
Total gross deferred tax assets	2,499,609	3,231,357
Plant and equipment, due to differences in depreciation and capital gain recognition	(687,090)	(428,010)
Other receivables, due to accrual for financial reporting purposes	(7,919)	0
Total gross deferred tax liabilities	(695,009)	(428,010)
Net deferred tax asset	$ 1,804,600	$ 2,803,347